Note 13 - Stock Compensation Plans - Summary of Option Activity (Details) - Employee Stock Option [Member] - The Option Plan and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding at the beginning of the year, number of shares (in shares)	316,348	354,266
Outstanding at the beginning of the year, weighted average exercise price (in dollars per share)	$ 6.49	$ 6.33
Outstanding at the beginning of the year, weighted average remaining contractual life (Year)	3 years 73 days	3 years 292 days	4 years 255 days
Granted, number of shares (in shares)
Granted, weighted average exercise price (in dollars per share)
Granted, weighted average remaining contractual life (Year)
Exercised, number of shares (in shares)	(45,534)	(37,918)
Exercised, weighted average exercise price (in dollars per share)	$ 5	$ 5
Exercised, weighted average remaining contractual life (Year)
Forfeited, number of shares (in shares)	(5,512)
Forfeited, weighted average exercise price (in dollars per share)	$ 6.89
Outstanding at end of period, number of shares (in shares)	265,302	316,348	354,266
Outstanding at end of period, weighted average exercise price (in dollars per share)	$ 6.74	$ 6.49	$ 6.33
Exercisable at end of period, number of shares (in shares)	235,462	255,708
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 6.57	$ 6.11
Exercisable at end of period, weighted average remaining contractual life (Year)	2 years 328 days	3 years 73 days